UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2010

Date of reporting period:     May 1, 2010 – July 31, 2010

Item 1.  Schedule of Investments
KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	69,722	$5,282,714	$12,055,083	$6,772,369	10.0
Automotive service components
Hyundai Motor Company	32,915	1,213,358	4,146,553	2,933,195	3.4
Passenger cars, trucks, autoparts, and commercial vehicles
Kia Motors Corporation	52,120	535,233	1,361,664	826,431	1.1
Passenger cars, mini-buses, trucks, and commecial vehicles
Total Automotive Equipment and Parts		7,031,305	17,563,300	10,531,995	14.5

Banking and Financial Services
Daegu Bank	211,390	1,581,318	2,725,595	1,144,277	2.2
Commercial banking services
KB Financial Group, Inc.	84,676	3,748,522	3,687,012	(61,510)	3.1
Commercial banking services
Samsung Card Co., Ltd.	65,030	2,574,685	2,875,560	300,875	2.4
Credit card services
Shinhan Financial Group Co., Ltd.	99,977	2,488,648	4,099,670	1,611,022	3.4
Consumer and commercial-related financial services
Total Banking and Financial Services		10,393,173	13,387,837	2,994,664	11.1

Chemicals and Pharmaceuticals
LG Chem Ltd.	12,490	1,682,315	3,474,285	1,791,970	2.9
Petrochemicals, plastic resins, and engineering plastics
OCI Company Ltd.	6,720	1,678,387	1,573,823	(104,564)	1.3
Petrochemicals
Total Chemicals and Pharmaceuticals		3,360,702	5,048,108	1,687,406	4.2

Consumer Electronics
LG Electronics Inc.	21,647	1,321,860	1,839,377	517,517	1.5
Digital display equipment
Samsung Electronics Co., Ltd.	25,362	9,308,204	17,369,030	8,060,826	14.4
Consumer electronics, computers, and telecommunications
Samsung SDI Co., Ltd.	8,080	834,875	1,161,361	326,486	1.0
Cathode ray tubes
Total Consumer Electronics		11,464,939	20,369,768	8,904,829	16.9

Electric
Korea Electric Power Corporation	100,610	3,436,543	2,824,140	(612,403)	2.3
Generates, transmits, and distributes electricity

Food and Beverages
CJ CheilJedang Corp.	10,370	1,817,412	2,073,562	256,150	1.7
Processed foods
Orion Corp.	6,260	1,293,530	1,884,219	590,689	1.6
Snacks
Total Food and Beverages		3,110,942	3,957,781	846,839	3.3

Iron and Steel
POSCO	16,654	4,668,961	6,927,726	2,258,765	5.7
Hot and cold rolled steel products

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Miscellaneous Manufacturing
Korea Zinc Co., Ltd.	8,430	$1,008,586	$1,678,516	$669,930	1.4
Non-ferrous metals

Retail
CJ Home Shopping	11,721	856,544	1,149,555	293,011	1.0
Miscellaneous products
Hyundai Department Store Co., Ltd.	14,560	1,448,049	1,452,615	4,566	1.2
Department stores
Lotte Shopping Co., Ltd.	11,074	2,252,949	3,370,653	1,117,704	2.8
Department and discount stores
Total Retail		4,557,542	5,972,823	1,415,281	5.0

Services
Dongbu Insurance Co., Ltd.	55,030	1,832,660	1,712,200	(120,460)	1.4
Non-life insurance
Grand Korea Leisure Co., Ltd.	66,590	1,036,057	1,320,258	284,201	1.1
Casino operator
Hanjin Shipping Co., Ltd.†	96,140	2,265,010	2,588,932	323,922	2.1
Marine transportation
Hyundai Engineering & Construction Co., Ltd.	47,115	2,286,231	2,517,580	231,349	2.1
General construction
KT Corporation	34,000	1,466,870	1,230,353	(236,517)	1.0
Telecommunications
NHN Corp.	11,003	1,162,991	1,711,733	548,742	1.4
Web portal
Samsung Engineering Co., Ltd.	45,415	2,700,907	4,742,129	2,041,222	3.9
Engineering and construction
Samsung Fire & Marine Insurance Co., Ltd.	9,854	1,884,480	1,716,275	(168,205)	1.4
Non-life insurance
Total Services		14,635,206	17,539,460	2,904,254	14.5

Wholesale
Samsung C&T Corporation	53,040	2,339,756	2,659,287	319,531	2.2
Import/export

TOTAL KOREAN COMMON STOCKS		$66,007,655	$97,928,746	$31,921,091	81.1

KOREAN PREFERRED STOCKS

Hyundai Motor Company PFD	42,740	855,057	1,781,511	926,454	1.5
Passenger cars, trucks, autoparts, and commercial vehicles

TOTAL INVESTMENTS		$66,862,712	$99,710,257	$32,847,545	82.6

OTHER ASSETS LESS LIABILITIES, NET			21,074,484		17.4

NET ASSETS			$120,784,741		100.0

†Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $34,151,204. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,303,659.

	Portfolio securities and foreign currency holdings were
	translated at the following exchange rate as of July 31, 2010.

	Korean won	KRW	1,182.750	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   September 21, 2010